Accounting policies (Tables)	6 Months Ended
Jun. 30, 2018
Accounting policies
Schedule of impact on the Group's balance sheet due to IFRS 9 implementation

		Impact of IFRS 9
			Expected
	31 December	Classification &	credit		1 January
	2017	measurement	losses	Tax	2018
	£m	£m	£m	£m	£m
Cash and balances at central banks	98,337	—	(1)	—	98,336
Net loans and advances to banks	30,251	—	(3)	—	30,248
Net loans and advances to customers	349,919	517	(524)	—	349,912
Debt securities and equity shares	79,383	44	(3)	—	79,424
Other assets	19,323	—	—	25	19,348

Total assets	738,056	561	(531)	25	738,111

Total liabilities	688,963	—	85	41	689,089
Total equity	49,093	561	(616)	(16)	49,022

Total liabilities and equity	738,056	561	(531)	25	738,111

Schedule of key differences in moving from IAS 39 to IFRS 9 on impairment loss

Total
Key differences in moving from IAS 39 to IFRS 9 on impairment loss	£m
31 December 2017 - IAS 39 impairment provision (1)	3,832
Removal of IAS 39 latent provision	(390)
IFRS 9 12 month expected credit loss (ECL) on Stage 1 and 2	513
Increase in Stage 2 ECL to lifetime (discounted)	356
Stage 3 loss estimation (EAD, LGD)	73
Impact of multiple economic scenarios	64

1 January 2018 - IFRS 9 ECL	4,448

Note:

(1) IAS 39 provision includes £28 million relating to AFS and LAR debt securities and £3,814 million relating to loans less £10 million on loans that are now carried at fair value.